Consolidated Investment Portfolioas of December 31, 2022 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 73.9%
Communication Services 1.8%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	2,352,856	78,238,585
China Tower Corp. Ltd. “H” 144A	213,672,000	22,929,366
		101,167,951
Consumer Staples 0.6%
Food Products
Bunge Ltd.	197,026	19,657,284
Darling Ingredients, Inc.*	278,090	17,405,653
		37,062,937
Energy 10.7%
Energy Equipment & Services 0.2%
Halliburton Co.	296,000	11,647,600
Oil, Gas & Consumable Fuels 10.5%
BP PLC	3,686,100	21,168,097
Canadian Natural Resources Ltd.	237,335	13,179,630
Cheniere Energy, Inc.	307,022	46,041,019
Chevron Corp.	171,820	30,839,972
ConocoPhillips	160,280	18,913,040
Enbridge, Inc.	3,327,190	130,040,543
Gazprom PJSC (ADR)* (a)	1,013,306	0
Gibson Energy, Inc.	1,162,486	20,296,284
LUKOIL PJSC (a)	91,202	0
Marathon Petroleum Corp.	175,836	20,465,552
Neste Oyj	178,200	8,230,843
ONEOK, Inc.	878,600	57,724,020
Pembina Pipeline Corp.	1,392,300	47,260,050
Shell PLC	1,147,864	32,435,594
Williams Companies, Inc.	4,353,083	143,216,431
		589,811,075
Industrials 6.5%
Commercial Services & Supplies 1.6%
Republic Services, Inc.	351,525	45,343,210
Waste Connections, Inc.	318,152	42,174,229
		87,517,439
Construction & Engineering 1.5%
Ferrovial SA	1,933,185	50,758,981
Vinci SA	342,871	34,289,203
		85,048,184
Road & Rail 1.6%
Canadian National Railway Co.	427,025	50,725,776

Canadian Pacific Railway Ltd.	353,300	26,340,942
East Japan Railway Co.	262,000	14,927,450
		91,994,168
Transportation Infrastructure 1.8%
Getlink SE	785,745	12,617,557
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	187,190	26,919,794
Japan Airport Terminal Co., Ltd.*	277,542	13,668,571
Transurban Group (Units)	5,260,279	46,472,030
		99,677,952
Materials 6.7%
Chemicals 2.1%
CF Industries Holdings, Inc.	162,600	13,853,520
Corteva, Inc.	474,838	27,910,977
Nutrien Ltd.	786,183	57,396,004
Sociedad Quimica y Minera de Chile SA (ADR)	255,600	20,407,104
		119,567,605
Containers & Packaging 0.6%
SIG Group AG	835,100	18,292,355
Silgan Holdings, Inc.	284,000	14,722,560
		33,014,915
Metals & Mining 3.4%
Agnico Eagle Mines Ltd.	382,498	19,876,336
Endeavour Mining PLC	702,090	15,027,008
First Quantum Minerals Ltd.	515,418	10,768,962
Glencore PLC	7,086,392	47,826,361
Norsk Hydro ASA	2,578,786	19,390,946
Rio Tinto Ltd.	293,232	23,301,200
Sumitomo Metal Mining Co., Ltd.	180,000	6,352,495
Teck Resources Ltd. “B”	721,726	27,275,273
Vale SA (ADR)	1,194,091	20,263,724
		190,082,305
Paper & Forest Products 0.6%
Mondi PLC	765,200	13,138,938
Svenska Cellulosa AB SCA “B”	1,542,200	19,528,714
		32,667,652
Real Estate 30.9%
Equity Real Estate Investment Trusts (REITs) 25.8%
Activia Properties, Inc.	8,120	25,499,935
Agree Realty Corp.	756,422	53,653,012
American Homes 4 Rent “A”	352,809	10,633,663
American Tower Corp.	767,421	162,585,813
Apartment Income REIT Corp.	21,822	748,713
AvalonBay Communities, Inc.	263,540	42,566,981
Big Yellow Group PLC	1,245,066	17,325,297
British Land Co. PLC	4,029,553	19,335,964
CapitaLand Integrated Commercial Trust	26,844,440	41,016,056
Crown Castle, Inc.	772,430	104,772,405
Dexus	1,695,400	8,949,488
EastGroup Properties, Inc.	220,273	32,613,620
Equinix, Inc.	126,464	82,837,714
Equity LifeStyle Properties, Inc.	305,410	19,729,486
Frasers Logistics & Commercial Trust	35,434,500	30,701,452
Granite Real Estate Investment Trust	372,997	19,030,009

Hulic Reit, Inc.	16,955	21,149,089
Industrial & Infrastructure Fund Investment Corp.	13,200	15,251,814
Iron Mountain, Inc.	450,975	22,481,104
Kenedix Retail REIT Corp.	10,195	19,744,127
Kite Realty Group Trust	1,326,929	27,931,855
Klepierre SA	629,000	14,572,181
Life Storage, Inc.	94,656	9,323,616
Link REIT	6,434,568	47,123,048
Mid-America Apartment Communities, Inc.	181,644	28,516,292
Mori Trust Sogo Reit, Inc.	11,650	13,025,095
Prologis, Inc.	606,551	68,376,494
Public Storage	175,280	49,111,703
Region RE Ltd.	5,614,000	10,357,851
Rexford Industrial Realty, Inc.	318,176	17,385,137
RioCan Real Estate Investment Trust	1,669,300	26,050,450
Ryman Hospitality Properties, Inc.	347,493	28,417,978
Sabra Health Care REIT, Inc.	1,848,844	22,981,131
SBA Communications Corp.	460,396	129,053,603
Segro PLC	2,169,898	20,082,425
Simon Property Group, Inc.	163,163	19,168,389
Stockland	3,800,000	9,398,068
UNITE Group PLC	1,833,891	20,297,875
Ventas, Inc.	854,504	38,495,405
VICI Properties, Inc.	1,741,674	56,430,238
Weyerhaeuser Co.	409,242	12,686,502
WP Carey, Inc.	465,307	36,363,742
		1,455,774,820
Real Estate Management & Development 5.1%
Capitaland Investment Ltd.	16,730,200	46,201,920
Castellum AB	891,526	10,824,564
CK Asset Holdings Ltd.	5,704,363	35,037,986
CTP NV 144A	910,700	10,795,100
Fastighets AB Balder “B”*	2,746,440	12,799,420
Mitsui Fudosan Co., Ltd.	2,437,700	44,415,808
PSP Swiss Property AG	259,500	30,511,284
Sun Hung Kai Properties Ltd.	3,033,100	41,450,841
Tokyu Fudosan Holdings Corp.	5,089,300	24,150,863
Vonovia SE	495,184	11,692,941
Wharf Real Estate Investment Co., Ltd.	3,206,000	18,621,629
		286,502,356
Utilities 16.7%
Electric Utilities 3.9%
Exelon Corp.	1,331,606	57,565,328
Orsted AS 144A	353,482	32,204,820
SSE PLC	1,092,500	22,697,304
Terna - Rete Elettrica Nazionale	9,220,449	68,109,706
Xcel Energy, Inc.	557,300	39,072,303
		219,649,461
Gas Utilities 3.4%
APA Group (Units)	3,607,017	26,343,796
Atmos Energy Corp.	607,690	68,103,818
China Resources Gas Group Ltd.	8,671,200	32,312,097
ENN Energy Holdings Ltd.	336,900	4,690,892
Hong Kong & China Gas Co., Ltd.	17,762,850	16,877,408

Toho Gas Co., Ltd.	609,700	11,613,821
Tokyo Gas Co., Ltd.	1,651,500	32,478,093
		192,419,925
Independent Power & Renewable Electricity Producers 0.7%
RWE AG	887,100	39,655,019
Multi-Utilities 7.7%
Ameren Corp.	877,363	78,015,118
CenterPoint Energy, Inc.	2,761,514	82,817,805
Consolidated Edison, Inc.	42,610	4,061,159
National Grid PLC	8,285,538	99,730,837
NiSource, Inc.	1,392,110	38,171,656
Sempra Energy	832,910	128,717,911
		431,514,486
Water Utilities 1.0%
American Water Works Co., Inc.	382,579	58,312,691
Total Common Stocks (Cost $4,251,973,692)		4,163,088,541

	Principal Amount ($)	Value ($)

Government & Agency Obligations 23.6%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875% , 2/15/2047	51,572,567	42,239,327
1.375% , 2/15/2044	70,602,217	65,515,532
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	66,265,414	58,549,653
0.25% , 1/15/2025	89,800,615	86,138,352
0.25% , 7/15/2029	67,193,878	61,512,511
0.375% , 7/15/2025	26,478,687	25,429,562
0.375% , 1/15/2027	95,924,635	90,454,045
0.375% , 7/15/2027	73,438,634	69,210,487
0.5% , 4/15/2024	49,443,510	48,080,513
0.625% , 1/15/2026	91,291,228	87,628,728
0.875% , 1/15/2029	55,818,256	53,175,487
U.S. Treasury Notes:
0.125% , 1/31/2023	50,000,000	49,849,317
0.125% , 2/28/2023	35,000,000	34,766,525
0.125% , 5/31/2023	60,000,000	58,928,906
0.125% , 6/30/2023	70,000,000	68,446,875
0.125% , 7/31/2023	55,000,000	53,551,953
0.125% , 8/31/2023	35,000,000	33,943,164
1.375% , 9/30/2023	32,500,000	31,707,813
1.5% , 3/31/2023	20,000,000	19,859,455
1.625% , 4/30/2023	70,000,000	69,349,218
2.375% , 2/29/2024	31,000,000	30,192,305
2.5% , 8/15/2023	30,000,000	29,585,156
2.5% , 1/31/2024	30,000,000	29,291,016
2.875% , 10/31/2023	75,000,000	73,877,929
2.875% , 11/30/2023	60,000,000	59,020,313
Total Government & Agency Obligations (Cost $1,406,860,777)		1,330,304,142

	Shares	Value ($)

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.2% (b) (Cost $58,358,083)	58,358,083	58,358,083

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $5,717,192,552)	98.5	5,551,750,766
Other Assets and Liabilities, Net	1.5	82,453,697
Net Assets	100.0	5,634,204,463
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 3/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (b) (c)
69,740,451	—	69,740,451 (d)	—	—	165,203	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.2% (b)
165,421,662	2,676,265,477	2,783,329,056	—	—	1,289,052	—	58,358,083	58,358,083
235,162,113	2,676,265,477	2,853,069,507	—	—	1,454,255	—	58,358,083	58,358,083

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate

At December 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	1/31/2023	719	64,430,203	61,769,290	(2,660,913)
Copper Futures	USD	3/29/2023	474	43,727,074	45,154,425	1,427,351
Corn Futures	USD	3/14/2023	1,344	44,467,650	45,595,200	1,127,550
Cotton No. 2 Futures	USD	7/7/2023	231	10,351,572	9,630,390	(721,182)
Gasoline RBOB Futures	USD	2/28/2023	87	8,563,831	9,055,708	491,877
Gold 100 oz. Futures	USD	2/24/2023	705	125,150,554	128,747,100	3,596,546
Kansas City HRW Wheat Futures	USD	3/14/2023	166	7,403,712	7,370,400	(33,312)
Lean Hogs Futures	USD	2/14/2023	272	9,264,504	9,541,760	277,256
Lean Hogs Futures	USD	6/14/2023	260	10,651,057	11,354,200	703,143
Live Cattle Futures	USD	2/28/2023	247	15,458,884	15,600,520	141,636
Live Cattle Futures	USD	6/30/2023	242	15,036,753	15,277,460	240,707
LME Nickel Futures	USD	1/16/2023	82	11,028,423	14,711,292	3,682,869
LME Nickel Futures	USD	3/13/2023	145	24,546,561	26,139,150	1,592,589
LME Primary Aluminium Futures	USD	1/16/2023	744	41,504,375	43,700,886	2,196,511
LME Primary Aluminium Futures	USD	3/13/2023	290	18,059,398	17,197,073	(862,325)
LME Zinc Futures	USD	1/16/2023	385	28,452,362	28,781,156	328,794
LME Zinc Futures	USD	3/13/2023	365	29,910,953	27,160,563	(2,750,390)
Low Sulfur Gas Oil Futures	USD	3/10/2023	256	21,949,486	22,592,000	642,514
Natural Gas Futures	USD	2/24/2023	1,370	84,388,860	56,224,800	(28,164,060)
NY Harbor ULSD Futures	USD	2/28/2023	152	19,083,808	20,296,013	1,212,205
Platinum Futures	USD	4/26/2023	111	5,804,660	6,010,095	205,435
Silver Futures	USD	3/29/2023	197	21,424,828	23,679,400	2,254,572
Soybean Futures	USD	3/14/2023	396	28,923,596	30,175,200	1,251,604
Soybean Meal Futures	USD	3/14/2023	247	10,373,129	11,633,700	1,260,571
Soybean Oil Futures	USD	7/14/2023	296	11,304,794	11,288,256	(16,538)
Soybean Oil Futures	USD	12/14/2023	308	11,323,765	11,409,552	85,787
Sugar No. 11 Futures	USD	2/28/2023	858	18,342,279	19,257,638	915,359
Wheat Futures	USD	3/14/2023	870	38,084,009	34,452,000	(3,632,009)
WTI Crude Futures	USD	2/21/2023	602	46,422,476	48,430,900	2,008,424
Total					812,236,127	(13,197,429)

At December 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	1/16/2023	82	13,903,390	14,711,292	(807,902)
LME Primary Aluminium Futures	USD	1/16/2023	744	45,555,879	43,700,886	1,854,993
LME Primary Aluminium Futures	USD	3/13/2023	6	357,199	355,802	1,397
LME Zinc Futures	USD	1/16/2023	385	31,469,874	28,781,156	2,688,718
Total					87,549,136	3,737,206
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2022, the Fund held $724,603,070 in the Subsidiary, representing 12.8% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$—	$101,167,951	$—	$101,167,951
Consumer Staples	37,062,937	—	—	37,062,937
Energy	539,624,141	61,834,534	0	601,458,675
Industrials	191,503,951	172,733,792	—	364,237,743
Materials	227,501,468	147,831,009	—	375,332,477
Real Estate	1,121,945,055	620,332,121	—	1,742,277,176
Utilities	554,837,789	386,713,793	—	941,551,582
Government & Agency Obligations	—	1,330,304,142	—	1,330,304,142
Short-Term Investments	58,358,083	—	—	58,358,083
Derivatives (b)
Futures Contracts	30,188,408	—	—	30,188,408
Total	$2,761,021,832	$2,820,917,342	$0	$5,581,939,174

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(39,648,631)	$—	$—	$(39,648,631)
Total	$(39,648,631)	$—	$—	$(39,648,631)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	$ (9,460,223)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH3
R-080548-2 (1/25)